Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense	₺ 4,626,813	₺ 3,289,884	₺ 2,672,816
(Loss) from discontinued operations before income tax expense		772,436
Profit before income tax expense	4,626,813	4,062,320	2,672,816
Tax at the Turkey's tax rate	(1,017,899)	(893,710)	(588,020)
Difference in overseas tax rates	(3,825)	(12,580)	7,617
Effect of exemptions	130,718	123,878	198,160
Previously unrecognized tax losses used to reduce deferred tax expense	665,842
Utilization of previously unrecognized tax losses	6,746
Effect of amounts which are not deductible and permanent differences	(123,738)	(134,538)	(91,778)
Tax exemptions from sale of subsidiary and associate		169,936	24,268
Change in unrecognized deferred tax assets	(47,094)	(41,681)	(50,551)
Adjustments for current tax of prior years	3,452	3,880	2,510
Tax effect of investment in associate and joint venture	(2,794)	(2,592)
Other	1,399	1,777	2,313
Total income tax expense	₺ (387,193)	₺ (785,630)	₺ (495,481)